Average Annual Total Returns{- Fidelity Advisor® Equity Value Fund} - 11.30 Fidelity Advisor Equity Value Fund - AMCIZ PRO-12 - Fidelity Advisor® Equity Value Fund	Fidelity Advisor Equity Value Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Equity Value Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Equity Value Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Equity Value Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Equity Value Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Equity Value Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Equity Value Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Equity Value Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Equity Value Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Equity Value Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Equity Value Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Equity Value Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Equity Value Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Equity Value Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Equity Value Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Equity Value Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Equity Value Fund-Class Z Return Before Taxes Inception Date	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	17.13%	9.78%	12.05%	16.08%	8.76%	11.36%	10.49%	7.49%	9.87%	19.59%	10.01%	12.01%	22.28%	10.21%	12.01%	24.60%	11.40%	13.03%	24.76%		11.26%	[1]	Feb. 01, 2017	25.37%	11.00%	12.89%

[1]	(a)Since inception February 1, 2017.